Shareholder Report, Holdings (Details)	Apr. 30, 2026
IDX Alternative FIAT ETF | First American Government Obligations Fund, Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	75.05%
IDX Alternative FIAT ETF | SPDR Gold MiniShares Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
IDX Alternative FIAT ETF | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
IDX Alternative FIAT ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.19%
IDX Alternative FIAT ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.11%
IDX Alternative FIAT ETF | COMMODITIES SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%
IDX Alternative FIAT ETF | MONEY MARKET FUNDS SECTOR [MEMBER]
Holdings [Line Items]
Percent of Net Asset Value	75.05%
IDX DYNAMIC FIXED INCOME ETF | PIMCO Multisector Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.65%
IDX DYNAMIC FIXED INCOME ETF | State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
IDX DYNAMIC FIXED INCOME ETF | VanEck Fallen Angel High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.74%
IDX DYNAMIC FIXED INCOME ETF | iShares 1-3 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
IDX DYNAMIC FIXED INCOME ETF | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
IDX DYNAMIC FIXED INCOME ETF | Simplify MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.95%
IDX DYNAMIC FIXED INCOME ETF | iShares 3-7 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
IDX DYNAMIC FIXED INCOME ETF | iShares 1-5 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
IDX DYNAMIC FIXED INCOME ETF | iShares iBoxx USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
IDX DYNAMIC FIXED INCOME ETF | Janus Henderson AAA CLO ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
IDX DYNAMIC FIXED INCOME ETF | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.98%
IDX DYNAMIC FIXED INCOME ETF | HIGH YIELD SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.45%
IDX DYNAMIC FIXED INCOME ETF | OTHER FIXED INCOME SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.94%
IDX DYNAMIC FIXED INCOME ETF | CORPORATE SECTOR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%